ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Basis of presentation of the financial statements

a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The Company’s financial statements have been prepared on a cost basis, except for certain financial instruments which are presented at fair value through profit or loss. The Company has elected to present the profit or loss items using the function of expense method.

Functional currency, presentation currency and foreign currency

b.	Functional currency, presentation currency and foreign currency:

1.	Functional currency and presentation currency:

The functional currency is the currency that best reflects the economic environment in which the Company operates and conducts its transactions, is separately determined for each Group entity and is used to measure its financial position and operating results. The Group determines the functional currency of each Group entity. The Company’s functional and presentation currency is the US Dollar for all reported periods and subsidiaries.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences, other than those capitalized to qualifying assets or accounted for as hedging transactions in equity, are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

Inventories

c.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated costs necessary to make the sale. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly. Furthermore, inventory classified as short-term for sale or consumption, while inventory to be converted into fixed assets in the future for internal use or leasing to customers, is classified as system component as a long-term asset. These classifications are determined according to management's estimates for the use of inventory in the foreseen future.

Cost of inventories is determined as follows:

Raw materials - at cost of purchase using the weighted average cost method

Work in progress and finished goods - on the basis of average costs including materials, labor and other direct and indirect manufacturing costs based on normal capacity.

Furthermore, inventory classified as short-term for sale or consumption, while inventory to be converted into fixed assets in the future for internal use or leasing to customers, is classified as system component as a long-term asset. These classifications are determined according to management's estimates for the use of inventory in the foreseen future.

Revenue recognition

d.	Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

In determining the amount of revenue from contracts with customers, the Company evaluates whether it is a principal or an agent in the arrangement. The Company is a principal when the Company controls the promised goods or services before transferring them to the customer. In these circumstances, the Company recognizes revenue for the gross amount of the consideration. When the Company is an agent, it recognizes revenue for the net amount of the consideration, after deducting the amount due to the principal.

The Company primarily generates revenue from two major streams: (a) sale of systems and related services and (b) lease of systems.

Revenues from sale of systems and related services:

Revenue from sale of systems is recognized at the point in time when control of the system is transferred to the customer, generally upon shipment of the system to the customer.

Revenue from rendering of extended warranty services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company’s performance. The Company charges its customers based on payment terms agreed upon in specific agreements. When payments are made before or after the service is performed, the Company recognizes the resulting contract asset or liability.

Revenue from operating leases:

A lease in which substantially all the risks and rewards incidental to ownership of the leased asset have not been transferred to the lessee is classified as an operating lease. Lease payments are recognized as income in profit or loss on a straight-line basis over the lease term. Initial direct costs incurred in respect of the lease agreement are added to the carrying amount of the underlying asset and recognized as an expense over the lease term on the same basis as the lease income.

Costs of obtaining a contract:

In order to obtain certain contracts with customers, the Company incurs incremental costs in obtaining the contract (such as sales commissions which are contingent on making binding sales). Since revenue from sale of goods is recognized in profit or loss at the point in time when the control of the goods is transferred to the customer, the costs of obtaining a contract are recognized as an expense when incurred.

Contract liabilities:

A contract liability, presented as deferred revenues, is the obligation to transfer goods or services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer. Deferred revenue will be recognized as revenue in profit and loss when the work is performed. The Company elected to apply the practical expedient in IFRS 15 and does not provide disclosure of the remaining unsatisfied performance obligations with respect to contracts that have a term of up to one year.

Allocating the transaction price:

For contracts that consist of more than one performance obligation at contract inception, the Company allocates the contract transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. The stand-alone selling price is the price at which the Company would sell the promised goods or services separately to a customer.

Government grants

e.	Government grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with all attached conditions.

Government grants received from the Israel Innovation Authority (“IIA”) are recognized upon receipt as a liability if future economic benefits are expected from the research project, that will result in royalty-bearing sales.

A liability for the grant is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability.

If no economic benefits are expected from the research activity, the grant received are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

Amounts paid as royalties are recognized as settlement of the liability.

Taxes on income

f.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted at the reporting date, as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Temporary differences that can be deducted for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that utilization is probable.

Taxes that would apply in the event of the disposal of investments in subsidiaries have not been taken into account in computing deferred taxes, as long as the disposal of the investments in subsidiaries is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by subsidiaries as dividends have not been taken into account in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Company’s policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

Leases

g.	Leases:

1.	The Company as lessee:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

	Years
Lease facilities	2	to	3
Motor vehicles	3	-	4

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

2.	The Company as lessor:

In order to determine whether to classify a lease as a finance lease or an operating lease, the Company evaluates whether the lease transfers substantially all the risks and rewards incidental to ownership of the asset.

System components, leased systems and other property and equipment, net:

h.	System components, leased systems and other property and equipment, net::

Other property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with plant and equipment.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%
Leased systems		15
Laboratory equipment		15
Computers		33
Office furniture and equipment	6	-	15
Leasehold improvements	10	-	33

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

System components include raw materials to be converted into fixed assets in the future for internal use or leasing to customers, and depreciated over the useful life once converted to fixed assets.

Impairment of non-financial assets

i.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

Impairment of financial assets

j.	Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss. The Company distinguishes between two types of loss allowances:

a)       Debt instruments whose credit risk has not increased significantly since initial recognition, or whose credit risk is low - the loss allowance recognized in respect of this debt instrument is measured at an amount equal to the expected credit losses within 12 months from the reporting date (12-month ECLs); or

b)       Debt instruments whose credit risk has increased significantly since initial recognition, and whose credit risk is not low - the loss allowance recognized is measured at an amount equal to the expected credit losses over the instrument's remaining term (lifetime ECLs).

The Company has short-term financial assets such as trade receivables in respect of which the Company applies the simplified approach in IFRS 9 and measures the loss allowance in an amount equal to the lifetime expected credit losses.

Provisions

k.	Provisions:

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Share-based payment transactions

1.	Share-based payment transactions:

The Company’s employees and other service providers are granted remuneration in the form of equity-settled share-based payment (options and restricted shares).

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value of an option granted is determined using the Binomial Lattice option-pricing model (“Binomial model”). The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

1.	Share-based payment transactions:

The Company’s employees and other service providers are granted remuneration in the form of equity-settled share-based payment (options and restricted shares).

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value of an option granted is determined using the Binomial Lattice option-pricing model (“Binomial model”). The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The fair value of the restricted shares granted is determined using the closing price of the Company's share, as quoted in the Tel-Aviv Stock Exchange (TASE) on the day of the grant.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting date includes the Group’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest.

If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

Amendment to IAS 8, "Accounting Policies, Changes to Accounting Estimates and Errors"

m.	Amendment to IAS 8, "Accounting Policies, Changes to Accounting Estimates and Errors":

In February 2021, the IASB issued an amendment to IAS 8, "Accounting Policies, Changes to Accounting Estimates and Errors" ("the Amendment"), in which it introduces a new definition of "accounting estimates".

Accounting estimates are defined as "monetary amounts in financial statements that are subject to measurement uncertainty". The Amendment clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors.

The Amendment is to be applied prospectively for annual reporting periods beginning on or after January 1, 2023 and is applicable to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Early application is permitted.

Amendment to IAS 12, "Income Taxes"

n.	Amendment to IAS 12, "Income Taxes":

In May 2021, the IASB issued an amendment to IAS 12, "Income Taxes" ("IAS 12"), which narrows the scope of the initial recognition exception under IAS 12.15 and IAS 12.24 ("the Amendment").

According to the recognition guidelines of deferred tax assets and liabilities, IAS 12 excludes recognition of deferred tax assets and liabilities in respect of certain temporary differences arising from the initial recognition of certain transactions. This exception is referred to as the "initial recognition exception". The Amendment narrows the scope of the initial recognition exception and clarifies that it does not apply to the recognition of deferred tax assets and liabilities arising from transactions that are not a business combination and that give rise to equal taxable and deductible temporary differences, even if they meet the other criteria of the initial recognition exception.

The Amendment applies for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted. In relation to leases and decommissioning obligations, the Amendment is to be applied commencing from the earliest reporting period presented in the financial statements in which the Amendment is initially applied. The cumulative effect of the initial application of the Amendment should be recognized as an adjustment to the opening balance of retained earnings (or another component of equity, as appropriate) at that date.

The Company estimates that the initial application of the Amendment is not expected to have a material impact on its financial statements.

Amendment to IAS 1, "Disclosure of Accounting Policies"

o.	Amendment to IAS 1, "Disclosure of Accounting Policies":

In February 2021, the IASB issued an amendment to IAS 1, "Presentation of Financial Statements" ("the Amendment"), which replaces the requirement to disclose 'significant' accounting policies with a requirement to disclose 'material' accounting policies. One of the main reasons for the Amendment is the absence of a definition of the term 'significant' in IFRS whereas the term 'material' is defined in several standards and particularly in IAS 1.

The Amendment is applicable for annual periods beginning on January 1, 2023.

The application of the above Amendment did not have a material impact on the Company's consolidated financial statements.